Financial Assets at Fair Value Through Other Comprehensive Income - Summary of Changes in Financial Assets at Fair Value Through Other Comprehensive Income (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020
Changes in financial assets at fair value through other comprehensive income [Line Items]
Beginning balance	[1]	₩ 358,559
Acquisition		10,929
Disposal		(8,221)
Valuation		68,777
Others		5,063
Ending Balance		435,107		₩ 358,559	[1]
Listed equity securities
Changes in financial assets at fair value through other comprehensive income [Line Items]
Beginning balance		194,669		201,201
Acquisition		1,500		0
Disposal		(8,208)		(4)
Valuation		81,112		(7,809)
Others		4,753		1,281
Ending Balance		273,826		194,669
Unlisted equity securities
Changes in financial assets at fair value through other comprehensive income [Line Items]
Beginning balance		163,890	[1]	177,969
Acquisition		8,929		2,900
Disposal		(13)		(1)
Valuation		(12,335)		(23,128)
Others		319		6,150
Ending Balance	[1]	160,790		163,890
Corporate Bond
Changes in financial assets at fair value through other comprehensive income [Line Items]
Beginning balance		0
Acquisition		500
Disposal		0
Valuation		0
Others		(9)
Ending Balance		491		0
Listed and unlisted equity securties
Changes in financial assets at fair value through other comprehensive income [Line Items]
Beginning balance		358,559		379,170
Acquisition		10,429		2,900
Disposal		(8,221)		(5)
Valuation		68,777		(30,937)
Others		5,072		7,431
Ending Balance		434,616		358,559
Current Financial assets at fair value through other comprehensive income category
Changes in financial assets at fair value through other comprehensive income [Line Items]
Beginning balance		0		0
Acquisition		0		0
Disposal		0		0
Valuation		0		0
Others		0		0
Ending Balance		0		0
Non-Current Financial assets at fair value through other comprehensive income category
Changes in financial assets at fair value through other comprehensive income [Line Items]
Beginning balance		358,559		379,170
Acquisition		10,929		2,900
Disposal		(8,221)		(5)
Valuation		68,777		(30,937)
Others		5,063		7,431
Ending Balance		₩ 435,107		₩ 358,559

[1]	The Company used initial cost as their fair value because there was not enough information to determine fair value, and the range of the estimated fair value is wide.